17. Borrowings and financing (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	R$ 5,438	R$ 4,560	R$ 5,869
Borrowings and financing, current liabilities	2,016	1,251	2,957
Borrowings and financing, noncurrent liabilities	3,509	3,337	R$ 2,912
Borrowing cost
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	(10)	(16)
Debentures, Promissory Note and Certificate of Agribusiness Receivables
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	4,146	3,015
Borrowings and financing, current liabilities	1,068	481
Borrowings and financing, noncurrent liabilities	3,078	2,534
12th Issue of Debentures - CBD
Disclosure of detailed information about borrowings [line items]
Issue amount	900	900
Outstanding debentures	R$ 0	0
Issue date	Sep. 17, 2014
Maturity date	Sep. 12, 2019
Annual financial charges	107.00% of CDI
Unit price	R$ 0	1,023
Borrowings and financing	0	921
13th Issue of Debentures - CBD - CRA
Disclosure of detailed information about borrowings [line items]
Issue amount	1,012	1,012
Outstanding debentures	R$ 1,012,500	1,012,500
Issue date	Dec. 20, 2016
Maturity date	Dec. 20, 2019
Annual financial charges	97.50% of CDI
Unit price	R$ 1,001	1,001
Borrowings and financing	1,014	1,014
14th Issue of Debentures - CBD and CRA
Disclosure of detailed information about borrowings [line items]
Issue amount	1,080	1,080
Outstanding debentures	R$ 1,080,000	1,080,000
Issue date	Apr. 17, 2017
Maturity date	Apr. 13, 2020
Annual financial charges	96.00% of CDI
Unit price	R$ 1,013	1,015
Borrowings and financing	1,094	1,096
15th Issue of Debentures - CBD
Disclosure of detailed information about borrowings [line items]
Issue amount	800	800
Outstanding debentures	R$ 800,000	800,000
Issue date	Jan. 17, 2018
Maturity date	Jan. 15, 2021
Annual financial charges	104.75% of CDI
Unit price	R$ 1,030
Borrowings and financing	824	0
16th Issue of Debentures - CBD (1st serie)
Disclosure of detailed information about borrowings [line items]
Issue amount	700	700
Outstanding debentures	R$ 700,000	700,000
Issue date	Sep. 11, 2018
Maturity date	Sep. 10, 2021
Annual financial charges	106% of CDI
Unit price	R$ 1,020
Borrowings and financing	714	0
16th Issue of Debentures - CBD (2nd serie)
Disclosure of detailed information about borrowings [line items]
Issue amount	500	500
Outstanding debentures	R$ 500,000	500,000
Issue date	Sep. 11, 2018
Maturity date	Sep. 12, 2022
Annual financial charges	107.4% of CDI
Unit price	R$ 1,020
Borrowings and financing	R$ 510	R$ 0